Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Net

Note E: Accounts Receivable, Net

December 31
(add 000)	2018	2017
Customer receivables	$514,094	$480,073
Other current receivables	12,535	9,557
	526,629	489,630
Less: Allowances	(3,353)	(2,390)
Total	$523,276	$487,240

Of the total accounts receivable, net, balances, $2,478,000 and $2,819,000 at December 31, 2018 and 2017, respectively, were due from unconsolidated affiliates.